Goodwill & Intangible Assets, Net (Details) - Schedule of Reporting Units Exceeded the Carrying Value $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill from acquisition of Nanox AI Unit #1 [Member]
Schedule of Reporting Units Exceeded the Carrying Value [Line Items]
Goodwill Assigned (in millions)	$ 365
Fair Value/Carrying Amount	100.00%
Goodwill from acquisition of USARAD Unit #2 [Member]
Schedule of Reporting Units Exceeded the Carrying Value [Line Items]
Goodwill Assigned (in millions)	$ 7,055
Fair Value/Carrying Amount	105.30%